Acquisition of Businesses and Asset Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ambulnz, Inc. [Member]
Acquisition of Businesses and Asset Acquisitions (Tables) [Line Items]
Schedule of allocated based on the receipt of a valuation report
Consideration:
Cash consideration	$465,000
Contingent consideration– collection of accounts receivable	372,168
Total consideration	$837,168

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable	$744,336
Other current assets	3,427
Property, plant and equipment	372,800
Intangible assets	200,000
Total identifiable assets acquired	1,320,563

Notes payable	372,921
Accounts receivable collections payable	372,168
Accounts payable and accrued expenses	41,423
Total liabilities assumed	786,512

Goodwill	303,117

Total purchase price	$837,168

Consideration:
Cash consideration	$465,000
Contingent consideration – collection of accounts receivable	372,168
Total consideration	$837,168

Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable	$744,336
Other current assets	3,427
Property, plant and equipment	372,800
Intangible assets	200,000
Total identifiable assets acquired	1,320,563

Notes payable	372,921
Accounts receivable collections payable	372,168
Accounts payable and accrued expenses	41,423
Total liabilities assumed	786,512

Goodwill	303,117
Total purchase price	$837,168